Schedule of Investments (unaudited)
May 31, 2025
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 79.7%
FNMA — 29.4%
Federal National Mortgage Association (FNMA)	2.560%	11/1/31	$4,382,831	$3,951,667
Federal National Mortgage Association (FNMA)	6.500%	11/1/37	51,948	54,764
Federal National Mortgage Association (FNMA)	5.000%	11/1/40- 5/1/41	52,110	52,160
Federal National Mortgage Association (FNMA)	4.500%	6/1/42- 8/1/58	5,397,883	5,103,189
Federal National Mortgage Association (FNMA)	3.000%	2/1/47	135,000	119,962
Federal National Mortgage Association (FNMA)	2.000%	6/1/55	25,200,000	19,587,715 (a)
Federal National Mortgage Association (FNMA)	2.500%	6/1/55	8,600,000	7,005,868 (a)
Federal National Mortgage Association (FNMA)	3.500%	6/1/55	200,000	177,301 (a)
Federal National Mortgage Association (FNMA)	4.000%	6/1/55	3,000,000	2,748,910 (a)
Federal National Mortgage Association (FNMA)	4.500%	6/1/55	13,100,000	12,357,056 (a)
Federal National Mortgage Association (FNMA)	5.000%	6/1/55	1,600,000	1,548,945 (a)
Federal National Mortgage Association (FNMA)	5.500%	6/1/55	11,300,000	11,187,766 (a)
Federal National Mortgage Association (FNMA)	6.000%	6/1/55	47,400,000	47,870,099 (a)
Federal National Mortgage Association (FNMA)	6.500%	6/1/55	16,300,000	16,738,830 (a)
Federal National Mortgage Association (FNMA)	4.000%	6/1/57	1,261,109	1,160,249
Federal National Mortgage Association (FNMA)	2.500%	9/1/61	1,452,842	1,119,541
Total FNMA				130,784,022
GNMA — 50.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	26,129,615	23,266,987
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	3,348,864	3,058,226
Government National Mortgage Association (GNMA)	4.000%	3/15/50	51,123	47,299
Government National Mortgage Association (GNMA) II	4.500%	4/20/41- 9/20/52	2,459,788	2,349,496
Government National Mortgage Association (GNMA) II	4.000%	9/20/45- 4/20/50	3,402,810	3,144,996
Government National Mortgage Association (GNMA) II	3.500%	9/20/46- 2/20/50	22,287,593	20,107,601
Government National Mortgage Association (GNMA) II	3.000%	1/20/50	322,725	277,110
Government National Mortgage Association (GNMA) II	5.000%	9/20/52	406,625	397,678
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	939,880	937,906
Government National Mortgage Association (GNMA) II	2.000%	6/20/55	6,700,000	5,383,720 (a)
Government National Mortgage Association (GNMA) II	2.500%	6/20/55	26,300,000	22,037,218 (a)
Government National Mortgage Association (GNMA) II	3.000%	6/20/55	8,600,000	7,493,749 (a)
Government National Mortgage Association (GNMA) II	4.000%	6/20/55	13,400,000	12,273,101 (a)
Government National Mortgage Association (GNMA) II	4.500%	6/20/55	28,100,000	26,515,495 (a)
Government National Mortgage Association (GNMA) II	5.500%	6/20/55	19,700,000	19,563,793 (a)
Government National Mortgage Association (GNMA) II	6.000%	6/20/55	50,900,000	51,401,151 (a)
Government National Mortgage Association (GNMA) II	6.500%	6/20/55	25,000,000	25,533,939 (a)
Total GNMA				223,789,465

Total Mortgage-Backed Securities (Cost — $363,285,244)				354,573,487
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(b) — 47.5%
Alternative Loan Trust, 2005-24 1A1 (12 mo. Moving Treasury Average + 1.310%)	5.807%	7/20/35	$157,254	$140,760 (c)
Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	192,516	101,185
Arbor Realty Commercial Real Estate Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.184%)	5.513%	8/15/34	592,957	593,379 (c)(d)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	8,020,000	6,667,864
BHMS, 2018-ATLS A (1 mo. Term SOFR + 1.547%)	5.876%	7/15/35	3,350,000	3,350,418 (c)(d)
BRSP Ltd., 2021-FL1 A (1 mo. Term SOFR + 1.264%)	5.591%	8/19/38	2,084,809	2,079,486 (c)(d)
BX, 2021-MFM1 A (1 mo. Term SOFR + 0.814%)	5.143%	1/15/34	1,142,990	1,142,439 (c)(d)
BX Commercial Mortgage Trust, 2021-VOLT A (1 mo. Term SOFR + 0.814%)	5.143%	9/15/36	9,070,000	9,028,041 (c)(d)
BX Mortgage Trust, 2021-PAC A (1 mo. Term SOFR + 0.804%)	5.133%	10/15/36	11,580,000	11,533,710 (c)(d)
BX Trust, 2021-ARIA A (1 mo. Term SOFR + 1.014%)	5.343%	10/15/36	8,415,000	8,376,746 (c)(d)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	6.780%	8/15/39	4,865,881	4,868,922 (c)(d)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2003-4A A1 (1 mo. Term SOFR + 0.794%)	5.119%	10/25/34	446,537	434,926 (c)(d)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	3,290,000	3,073,683 (d)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	2,537,720	2,468,992 (c)(d)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	9,602,874	9,014,032 (c)(d)
CSMC Trust, 2017-RPL3 B2	4.487%	8/1/57	9,435,962	9,131,003 (c)(d)
CSMC Trust, 2019-UVIL A	3.160%	12/15/41	10,000,000	9,184,847 (d)
CSMC Trust, 2021-RPL4 A1	4.119%	12/27/60	5,310,351	5,289,983 (c)(d)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	5.523%	7/15/38	3,165,015	3,166,906 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	6,000,000	393,352 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K064 X1, IO	0.589%	3/25/27	45,802,009	401,794 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.940%	5/25/29	5,515,163	171,012 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K118 X1, IO	0.952%	9/25/30	27,157,830	1,108,683 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K121 X1, IO	1.017%	10/25/30	53,461,080	2,296,148 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K122 X1, IO	0.872%	11/25/30	18,257,994	699,095 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K740 X1, IO	0.732%	9/25/27	34,894,203	491,010 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.507%	2/25/35	44,926,563	4,449,945 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.508%	5/25/35	29,573,539	3,169,733 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.323%	7/25/35	40,270,147	3,745,808 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.622%	8/25/33	5,536,566	5,658,245 (c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M3F (30 Day Average SOFR + 3.814%)	8.136%	4/25/28	1,372,211	1,385,727 (c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1M2 (30 Day Average SOFR + 1.550%)	5.872%	10/25/41	8,084,821	8,109,794 (c)(d)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(b) — continued
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	$3,000,000	$2,802,309
Federal National Mortgage Association (FNMA) ACES, 2019-M19 X2, IO	0.607%	9/25/29	31,315,237	629,978 (c)
Federal National Mortgage Association (FNMA) ACES, 2019-M22 A2	2.522%	8/25/29	11,391,827	10,633,572
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA2, IO	0.222%	2/25/30	5,181,723	37,570 (c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 XA3, IO	0.608%	2/25/30	9,316,911	175,960 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X2, IO	0.739%	2/25/28	5,153,289	81,415 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M4 1X3, IO	1.019%	2/25/28	27,985,392	596,956 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M26 X3, IO	1.730%	1/25/28	7,924,904	153,039 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.304%	9/25/34	2,296,457	137,223 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M51 X3, IO	0.070%	12/25/30	74,520,000	290,874 (c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.485%	12/25/33	35,907,669	2,003,020 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	5,637	5,096
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.714%	12/25/42	219,098	24,361 (c)
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	371,654	64,975
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IB, IO	3.500%	7/25/28	149,737	3,384
FRESB Mortgage Trust, 2015-SB7 A10	2.950%	9/25/35	832,006	826,038 (c)
GMACM Mortgage Loan Trust, 2006-AR1 1A1	3.939%	4/19/36	306,567	254,647 (c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.157%	4/16/42	1,112,812	132,803 (c)
Government National Mortgage Association (GNMA), 2013-105 IO, IO	0.129%	6/16/54	13,425,499	11,557 (c)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.133%	1/16/55	44,389,765	195,821 (c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.186%	5/16/55	7,420,440	44,800 (c)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	331,397	66,055
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	398,098	62,485
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.701%	2/16/57	739,240	28,000 (c)
Greystone CRE Notes Ltd., 2021-FL3 A (1 mo. Term SOFR + 1.134%)	5.463%	7/15/39	2,356,758	2,361,295 (c)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS C (1 mo. Term SOFR + 2.264%)	6.594%	5/15/26	2,894,000	2,380,956 (c)(d)
GS Mortgage Securities Corp. Trust, 2021-ROSS D (1 mo. Term SOFR + 2.764%)	7.094%	5/15/26	660,000	472,772 (c)(d)
GS Mortgage Securities Trust, 2018-GS9 B	4.321%	3/10/51	1,725,000	1,574,591 (c)
GS Mortgage-Backed Securities Trust, 2018-RPL1 A1A	3.750%	10/25/57	7,620,979	7,431,073 (d)
HomeBanc Mortgage Trust, 2004-2 A1 (1 mo. Term SOFR + 0.854%)	5.179%	12/25/34	825,335	784,148 (c)
IMPAC CMB Trust, 2004-7 1A1 (1 mo. Term SOFR + 0.854%)	5.179%	11/25/34	1,184,042	1,170,099 (c)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 AS	4.226%	7/15/48	10,544,000	10,358,316 (c)
KREF Ltd., 2021-FL2 A (1 mo. Term SOFR + 1.184%)	5.513%	2/15/39	2,130,199	2,126,295 (c)(d)
MASTR Adjustable Rate Mortgages Trust, 2005-7 3A1	3.595%	9/25/35	55,543	33,299 (c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	4.991%	3/25/36	249,633	146,732 (c)
MF1 Ltd., 2021-FL7 A (1 mo. Term SOFR + 1.194%)	5.521%	10/16/36	1,729,892	1,729,985 (c)(d)
MIC Trust, 2023-MIC A	8.437%	12/5/38	3,470,000	3,769,975 (c)(d)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	2,348,980	2,239,499 (c)(d)
New Residential Mortgage Loan Trust, 2019-2A A1	4.250%	12/25/57	9,514,672	9,282,870 (c)(d)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	13,759,992	11,539,665 (c)(d)
RALI Trust, 2006-QO7 3A2 (1 mo. Term SOFR + 0.524%)	4.849%	9/25/46	228,721	223,660 (c)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	5.033%	10/15/34	2,930,000	2,917,367 (c)(d)
Structured Asset Mortgage Investments II Trust, 2005-AR7 4A1 (12 mo. Moving Treasury Average + 2.150%)	6.647%	3/25/46	83,960	78,477 (c)
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(b) — continued
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	5.991%	3/25/33	$48,062	$47,077 (c)
Towd Point Mortgage Trust, 2020-2 M1B	3.000%	4/25/60	8,740,000	6,696,973 (c)(d)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A1B2 (1 mo. Term SOFR + 1.094%)	5.419%	11/25/34	2,925,257	2,784,511 (c)

Total Collateralized Mortgage Obligations (Cost — $225,358,176)				211,139,241
U.S. Government & Agency Obligations — 9.5%
U.S. Government Obligations — 9.5%
U.S. Treasury Notes	4.875%	11/30/25	2,020,000	2,025,022
U.S. Treasury Notes	4.000%	1/31/29	40,000,000	40,131,250

Total U.S. Government & Agency Obligations (Cost — $41,599,267)				42,156,272
Asset-Backed Securities — 8.8%
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	5.339%	3/25/37	257,640	256,349 (c)(d)
Blackbird Capital Aircraft Lease Securitization Ltd., 2016-1A A	4.213%	12/16/41	5,483,409	5,474,214 (d)
Countrywide Asset-Backed Certificates Trust, 2004-5 2A (1 mo. Term SOFR + 0.614%)	4.939%	10/25/34	1,460,397	1,429,828 (c)
Goodgreen Trust, 2021-1A A	2.660%	10/15/56	6,543,078	5,319,409 (d)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	5.036%	12/26/69	1,577,630	1,551,528 (c)(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	6.444%	4/15/37	107,539	99,896 (c)
RAAC Trust, 2006-SP1 M1 (1 mo. Term SOFR + 0.714%)	5.039%	9/25/45	316,528	311,186 (c)
Renaissance Home Equity Loan Trust, 2007-3 AV2 (1 mo. Term SOFR + 1.114%)	5.439%	9/25/37	141,102	112,356 (c)
Renaissance Home Equity Loan Trust, 2007-3 AV3 (1 mo. Term SOFR + 1.914%)	6.239%	9/25/37	617,777	491,879 (c)
Residential Funding Securities Trust, 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	5.939%	10/25/32	1,104	1,074 (c)(d)
SMB Private Education Loan Trust, 2021-C D	3.930%	1/15/53	2,081,212	1,830,877 (d)
SMB Private Education Loan Trust, 2023-B A1B (30 Day Average SOFR + 1.800%)	6.132%	10/16/56	2,209,649	2,255,810 (c)(d)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	10,348,663	10,446,328 (d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2001- SB1 A2	3.375%	8/25/31	5,674	5,657
Sunrun Vulcan Issuer LLC, 2021-1A A	2.460%	1/30/52	2,839,706	2,519,191 (d)
Thrust Engine Leasing DAC, 2021-1A A	4.163%	7/15/40	7,398,102	7,159,958 (d)

Total Asset-Backed Securities (Cost — $41,156,708)				39,265,540
Total Investments before Short-Term Investments (Cost — $671,399,395)				647,134,540
			Shares
Short-Term Investments — 17.0%
Overnight Deposits — 8.9%
BNY Mellon Cash Reserve Fund (Cost — $39,512,087)	1.050%		39,512,087	39,512,087 (e)
		Maturity Date	Face Amount
Repurchase Agreements — 7.9%
Goldman Sachs Group Inc. repurchase agreement dated 5/30/25; Proceeds at maturity — $35,012,542; (Fully collateralized by U.S. government obligations, 2.375% due 2/15/42; Market value — $35,302,831) (Cost — $35,000,000)	4.300%	6/2/25	$35,000,000	35,000,000

See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

 Western Asset SMASh Series M Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Discount Notes (Cost — $955,594)	4.370%	10/6/25	$970,000	$955,558 (f)

Total Short-Term Investments (Cost — $75,467,681)				75,467,645
Total Investments — 162.5% (Cost — $746,867,076)				722,602,185
Liabilities in Excess of Other Assets — (62.5)%				(277,923,424)
Total Net Assets — 100.0%				$444,678,761

(a)	This security is traded on a to-be-announced (“TBA”) basis. At May 31, 2025, the Fund held TBA securities with a total cost of $289,328,584.
(b)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	Rate shown is one-day yield as of the end of the reporting period.
(f)	Rate shown represents yield-to-maturity.

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CAS	—	Connecticut Avenue Securities
IO	—	Interest Only
PO	—	Principal Only
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
At May 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	1	9/25	$207,127	$207,438	$311
U.S. Treasury 5-Year Notes	4,221	9/25	455,103,866	456,659,437	1,555,571
U.S. Treasury 10-Year Notes	1,252	9/25	138,059,220	138,659,000	599,780
					2,155,662
Contracts to Sell:
U.S. Treasury Long-Term Bonds	5	9/25	560,825	563,906	(3,081)
U.S. Treasury Ultra 10-Year Notes	19	9/25	2,114,100	2,138,391	(24,291)
U.S. Treasury Ultra Long-Term Bonds	400	9/25	45,715,028	46,425,000	(709,972)
					(737,344)
Net unrealized appreciation on open futures contracts					$1,418,318
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2025
 Western Asset SMASh Series M Fund
At May 31, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.44 Index	$130,618,000	6/20/30	1.000% quarterly	$2,621,568	$2,454,634	$166,934

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset SMASh Series M Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Franklin Templeton Fund Adviser, LLC (“FTFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of FTFA. FTFA and the subadvisers do not charge investment management fees to the Fund.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Western Asset SMASh Series M Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
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Level 1 — unadjusted quoted prices in active markets for identical investments
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Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
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Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Mortgage-Backed Securities	—	$354,573,487	—	$354,573,487
Collateralized Mortgage Obligations	—	211,139,241	—	211,139,241
U.S. Government & Agency Obligations	—	42,156,272	—	42,156,272
Asset-Backed Securities	—	39,265,540	—	39,265,540
Total Long-Term Investments	—	647,134,540	—	647,134,540
Short-Term Investments†:
Overnight Deposits	—	39,512,087	—	39,512,087
Repurchase Agreements	—	35,000,000	—	35,000,000
U.S. Government Agencies	—	955,558	—	955,558
Total Short-Term Investments	—	75,467,645	—	75,467,645
Total Investments	—	$722,602,185	—	$722,602,185
Other Financial Instruments:
Futures Contracts††	$2,155,662	—	—	$2,155,662
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	$166,934	—	166,934
Total Other Financial Instruments	$2,155,662	$166,934	—	$2,322,596
Total	$2,155,662	$722,769,119	—	$724,924,781
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$737,344	—	—	$737,344

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.

Western Asset SMASh Series M Fund 2025 Quarterly Report